              Securities Act Registration No. 333-100507
Investment Company Act Registration No. 811-21233

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 31	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 32	[X]

PARADIGM FUNDS

(Exact Name of Registrant as Specified in Charter)

Nine Elk Street
Albany, New York	12207
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (518) 431-3500

Robert A. Benton
Paradigm Funds
Nine Elk Street
Albany, New York 12207

(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	on 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Albany, State of New York, on the 9th day of May, 2017.

PARADIGM FUNDS

By: /s/ Robert A. Benton Robert A. Benton, Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Candace King Weir*	Trustee
President and
Principal Executive Officer
Carl A. Florio*	Trustee
Peter H. Heerwagen*	Trustee
Anthony J. Mashuta*	Trustee
William P. Phelan*	Trustee
/s/ Robert A. Benton		May 9, 2017
Robert A. Benton	Treasurer and
Chief Financial Officer /
Principal Financial Officer

* By: /s/ Robert A. Benton Robert A. Benton, Attorney-In-Fact Date: May 9, 2017

PARADIGM FUNDS
EXHIBIT INDEX
Index No.	Description of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase